Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Profit (loss) before income tax	$ 1,572,448	$ 15,894,755	$ (3,679,409)
Adjustments for:
Interest income	(63,922)	(24,000)	(33,959)
Finance costs	17,777	7,702	4,241
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	(6,634,615)	(45,354,354)	(5,865,294)
Interest income on trading of digital assets, listed securities, funds and derivative contracts	(1,844,524)	(1,516,854)	(729,407)
Cost of income	8,345,301	23,264,964	6,652,534
Impairment loss on financial assets at fair value through profit or loss	0	671,403
Depreciation of plant and equipment	10,922	3,094	3,833
Depreciation of right of use assets	240,643	158,800	85,631
Share-based compensation	3,284,311		753,685
Share purchase warrants expenses		1,680,038	6,047,848
Gain on early termination of leases	(15,936)	(4,579)
Unrealized loss (gain) on change in fair value of financial asset at fair value through profit or loss		1,186,929	(733,915)
Changes in working capital
(Increase) decrease in other receivables and prepayments	(15,257,493)	(4,537,461)	121,501
Increase (decrease) in financial assets at fair value through profit or loss	(90,528,627)	20,463,760	(18,550,538)
Increase in financial liabilities at fair value through profit or loss	1,679,636
Increase (decrease) in other payables	7,156,093	(4,494,832)	3,806,622
Increase (decrease) in payable to customers	77,176,052	(7,327,375)	517,479
Net cash (used in) generated from operating activities	(14,861,934)	71,990	(11,599,148)
Cash flows from investing activities
Purchase of plant and equipment		(47,309)	(1,281)
Proceed from disposal of investment	144,500
Interest received	63,922	24,000	33,959
Net cash generated from (used in) investing activities	208,422	(23,309)	32,678
Cash flows from financing activities
Proceeds from shares issued on private placement	11,999,900	2,250,000	4,838,696
Proceeds from issuance of notes			5,000,000
Repurchase of shares	(18,340)		(82,127)
Advance from related party			75,115
Payment of principal portion of lease liabilities	(189,802)	(141,821)	(97,715)
Net cash generated from financing activities	11,791,758	2,108,179	9,733,969
Net (decrease) increase of cash and cash equivalents	(2,861,754)	2,156,860	(1,832,500)
Effect of foreign currency translation on cash and cash equivalents	(119,994)	(117,404)	(35,202)
Cash and cash equivalents at beginning of year	6,919,869	4,880,413	6,748,115
Cash and cash equivalents at end of year	$ 3,938,121	$ 6,919,869	$ 4,880,413